Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2018
Accumulated other comprehensive income [Abstract]
Accumulated other comprehensive income
14.	Accumulated other comprehensive income

The movement of accumulated other comprehensive income is as follows:

Foreign currency
translation adjustments
US$
Balance as of December 31, 2017 (Audited)	29,225,736
Other comprehensive loss (unaudited)	(20,976,230)

Balance as of June 30, 2018 (unaudited)	8,249,506